Income Taxes (Details) - Schedule of Deferred Tax Assets (Liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Stock options issued for services	$ 135,604
Net Operating Loss Carryforwards	27,783,834	23,213,473
Section 174 Expenditures	1,243,418	604,219
R&D Tax Credits	6,406,470	2,244,842
Other	469,896	94,384
Total gross deferred tax assets	36,039,222	26,156,918
Less Valuation Allowance	(35,566,934)	(26,156,918)
Net deferred tax assets	472,288
Deferred tax liabilities
Fixed Assets	101,757
Right of Use Asset	(113,698)
Amortization	13,080
Unrealized Fx gain (loss)	(473,427)
Total gross deferred tax liabilities	(472,288)
Net deferred tax liabilities